Organization and Principal Activities	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities
1.	Organization and principal activities

(a)	Organization and principal activities

HUYA Inc. (“Huya” or the “Company”) is a subsidiary of YY Inc. (the “Parent Company” or “YY”, refer to YY Inc. or YY’s consolidated operating entities, where appropriate). The Company is a holding company incorporated in Cayman Islands on March 30, 2017 and conducts its business through its subsidiaries, variable interest entity (“VIE”) and VIE’s subsidiaries (“VIEs”, also refer to VIE and its subsidiaries as a whole, where appropriate) (collectively, the “Group”) in the People’s Republic of China (the “PRC”). The Group is principally engaged in operating its own live streaming platforms, which enable broadcasters and viewers to interact with each other during live streaming. The primary theme of the Group’s platforms is game live streaming. At the same time, the Group has also extended themes to life and entertainment topics beyond games to cater to the Group’s users’ growing entertainment demands. In providing these services, the Group has cooperated with talent agencies to assist the Group in broadcaster recruitment, live streaming training and support, promotion strategies development and content management and discipline under the Group’s guidance and supervision. These services are referred to as the “Business”. The Company generates the majority of its revenue from sales of virtual items in live streaming platforms as well as other services, which substantially consist of advertising and online games-related services.

(b)	Reorganization and Carve-out

The Business was founded by YY in 2014 and the Company has undertaken the reorganization (“Reorganization”) as detailed below. Prior to the completion of the Reorganization, the operation of the Business was carried out by YY mainly through Guangzhou Huaduo Network Technology Co., Ltd. (“Guangzhou Huaduo” or “VIE of YY”) (the “Predecessor Operations”).

Establishment of Guangzhou Huya Information Technology Co., Ltd. (“Guangzhou Huya” or “VIE of Huya”) for the Carve-out

On August 10, 2016, Guangzhou Huya was incorporated in the PRC, wholly owned by Guangzhou Huaduo, and received capital contribution from Guangzhou Huaduo amounted to RMB100,000 in 2016 and RMB100,000 in 2017, respectively, as Guangzhou Huya’s registered capital (Note 22). Subsequently, Guangzhou Huaduo transferred 0.99% of the equity interest of Guangzhou Huya to Guangzhou Qinlv Investment and Consulting Ltd, which is wholly owned by Mr. Rongjie Dong, the CEO of Huya. Guangzhou Huya has obtained the licenses to provide internet-related service in the PRC.

Carve-out from Predecessor Operations to Guangzhou Huya

Pursuant to the agreement entered into between Guangzhou Huya and YY, all assets, including the trademarks, domain names, business contracts, tangible assets and key employees, relating to the Business as of December 31, 2016 have been transferred from the Predecessor Operations to Guangzhou Huya (the “Carve-out”). Starting from January 1, 2017, Guangzhou Huya has operated the Business. The historical net funding provided by YY for the Business is deemed and presented as a contribution to the Group from YY in the consolidated financial statements.

Operation support services arrangement

Before the completion of Carve-out, the Business was operated under YY. In January 2017, Guangzhou Huya and YY entered into services agreements, under which YY will provide certain services to Guangzhou Huya directly related to the Business, including cash collected by YY as a payment platform for Huya, network support and office leasing (Note 22). The agreements are effective for the year of 2017 and have been renewed for the year of 2018, and could be renewed once per year upon mutual agreement between Guangzhou Huya and YY.

Establishment of the Group entities and contractual arrangement

In 2017, the Group established Huya as the holding company, Huya Limited (“Huya HK”), a wholly owned subsidiary of Huya in Hong Kong and Guangzhou Huya Technology Co., Ltd. (“Huya Technology”), a wholly foreign-owned enterprise (“WFOE”) in the PRC, which is owned by Huya HK. On July 10, 2017, Guangzhou Huya, its legal shareholders and Huya Technology entered into a series of agreements as detailed in Note 1(e). Based on management assessment on the contractual arrangement, the Company has determined that Guangzhou Huya is a VIE of Huya Technology and the Company is the ultimate primary beneficiary of Guangzhou Huya through Huya Technology. Accordingly, the Company has consolidated Guangzhou Huya’s results of operations, assets and liabilities in the Group’s financial statements pursuant to the United States Generally Accepted Accounting Principles (“U.S. GAAP”) for the years presented. The agreements detailed in Note 1(e) were necessary to comply with PRC laws and regulations which prohibit or restrict foreign ownership of companies that provide internet content services in the PRC where licenses are required.

Basis of presentation for the Reorganization

Immediately before and after the Reorganization on July 10, 2017, all the legal entities involved in the Reorganization are ultimately controlled by YY. Since the Group and the Predecessor Operations are under common control, the accompanying consolidated financial statements include the assets, liabilities, revenue, expenses and cash flows that are directly attributable to the Predecessor Operations before the completion of Reorganization. However, such presentation may not necessarily reflect the results of operations, financial position and cash flows if the Group had actually existed on a stand-alone basis during the years presented before the completion of Reorganization.

The assets and liabilities have been stated at historical carrying amounts. Only those assets and liabilities that are specifically identifiable to the Business are included in the Group’s consolidated balance sheets. The Group’s statements of comprehensive loss consists all the revenues, costs and expenses of the Business, including allocations to the cost of revenues, sales and marketing expenses, research and development expenses, and general and administrative expenses, which were incurred by YY but related to the Business prior to the Carve-out.

These allocated costs and expenses primarily included:

i)

Salaries and welfares of employees of certain shared functions, including research and development and operational support departments and administrative departments supporting different business lines. For salaries and welfares of employees in research and development departments and operation support departments, allocation was based on the proportion of the number of active users of each business line. For salaries and welfare of employees in administrative departments, allocation was based on the proportion of number of staff in each business line.

ii)	Bandwidth and server custody costs of certain shared functions. The allocation was based on the proportion of the number of active users of each business line.

iii)	Depreciation and amortization. Depreciation and amortization of assets of shared functions was allocated based on the number of active users of each business line.

The following table sets forth the cost of revenues, sales and marketing expenses, research and development expenses, and general and administrative expenses allocated from YY for the year ended December 31, 2016. After the completion of the Carve-out, no costs and expenses were allocated from YY.

For the year ended December 31, 2016
RMB
Cost of revenues	132,852
Research and development expenses	64,380
General and administrative expenses	40,110
Sales and marketing expenses	3,952

Total	241,294

The Business was operated within YY for the year ended December 31, 2016 before the completion of the Carve-out. For purposes of presentation in the consolidated statements of cash flows, the cash flows from YY to support the Business is presented as funding from YY, which is included in cash flows from financing activities. The net funding from YY is also presented as “Net increase in Parent Company investment” in the consolidated statements of changes in shareholders’ (deficit) equity (Note 22).

Income tax liability is calculated based on a separate return basis as if the Group had filed separate tax returns before the completion of the Carve-out. With the completion of the Carve-out and Reorganization, the Group started to file separate tax returns and report the taxation based on actual tax return of each legal entity.

In 2014, a game publisher brought a lawsuit against YY, claiming that YY infringed its copyright by facilitating broadcasters streaming copyrighted content on YY’s game live streaming platform, which is the predecessor of Huya platform. As of April 20, 2017, the date YY issued its 2016 consolidated financial statements, the case was in the early stage and the liability could not be estimated reliably by YY, and therefore, no amount was accrued by YY for the year ended December 31, 2016. Under the arrangements between YY and Huya, YY will bear any potential liability related to the Business prior to the Carve-out date.

In November 2017, the local court passed a judgment ordering YY to compensate such game publisher for its loss as a result of the alleged copyright infringement. This judgment is not final and didn’t take effect as YY appealed the case to the appellate court. Based on its estimate as of December 31, 2017, YY recorded an estimated loss contingency of RMB20 million in its financial statements. As a result, under U.S. GAAP, Huya recorded an expense relating to such loss contingency and recognized a deemed contribution from YY.

(c)	Initial Public Offering

The Company was listed on May 11, 2018 on the New York Stock Exchange (“NYSE”) and the underwriters subsequently exercised their over-allotment option on May 15, 2018. The Company issued and sold a total of 17,250,000 American Depositary shares (“ADSs”) in these transactions, representing 17,250,000 Class A ordinary shares. Each ADS represents one Class A ordinary share. Upon the completion of the IPO, the Company’s (1) 17,647,058 outstanding Series A-1 Preferred Shares were converted into Class A ordinary shares, (2) 4,411,765 outstanding Series A-2 Preferred Shares were converted into Class B ordinary shares, and (3) 64,488,235 outstanding Series B-2 Preferred Shares were converted into Class B ordinary shares immediately as of the same date.

(d)	Principal subsidiaries and VIEs

As of December 31, 2018, the Company’s principal subsidiaries and VIE are as follows:

Name	Place of incorporation	Date of incorporation	% of direct or indirect economic ownership	Principal activities
Wholly owned subsidiaries
Huya HK	Hong Kong	January 4, 2017	100%	Investment holding
Huya Technology	PRC	June 16, 2017	100%	Software development
HUYA PTE. LTD.	Singapore	July 23, 2018	100%	Internet value added services
VIE
Guangzhou Huya	PRC	August 10, 2016	100%	Internet value added services

(e)	Variable interest entities

VIE agreements amongst Huanju Shidai Technology (Beijing) Co., Ltd. (“Beijing Huanju Shidai” or the WFOE of YY), Guangzhou Huaduo and its nominee shareholders

Prior to the completion of the Carve-out, in order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content, the Predecessor Operations operated its websites and carried out other restricted businesses in the PRC through Guangzhou Huaduo, whose equity interests are held by certain founders of YY as nominee shareholders. YY obtained control over Guangzhou Huaduo through a wholly owned subsidiary of YY, the WFOE of YY, by entering into a series of contractual arrangements with Guangzhou Huaduo and its nominee shareholders. To comply with PRC laws and regulations which prohibit or restrict foreign ownership of internet content, the nominee shareholders are legal owners of an entity. However, the rights of those nominee shareholders have been transferred to the WFOE of YY through such contractual arrangements. These contractual arrangements include exclusive purchase option agreement, exclusive technology support and technology services agreement, exclusive business cooperation agreement, equity pledge agreement and powers of attorney. These contractual arrangements can be extended at the option of the WFOE of YY, prior to the expiration date. Management concluded that the WFOE of YY, through the contractual arrangements, has the power to direct the activities that most significantly impact Guangzhou Huaduo’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of Guangzhou Huaduo, and therefore Guangzhou Huaduo is a VIE of the WFOE of YY, of which YY is the ultimate primary beneficiary. As such, YY consolidated the financial statements of Guangzhou Huaduo. Consequently, the financial results of Guangzhou Huaduo directly attributable to the Predecessor Operations were included in the Group’s consolidated financial statements in accordance with the basis of presentation for the Reorganization as stated in Note 1(b).

The following is a summary of the contractual arrangements entered among Beijing Huanju Shidai, Guangzhou Huaduo and its nominee shareholders.

•	Exclusive Technology Support and Technology Services Agreement

Under the exclusive technology support and technology services agreement between Beijing Huanju Shidai and Guangzhou Huaduo, Beijing Huanju Shidai has the exclusive right to provide to Guangzhou Huaduo technology support and technology services related to all technologies needed for its business. Beijing Huanju Shidai owns the exclusive intellectual property rights created as a result of the performance of this agreement. The service fee payable by Guangzhou Huaduo to Beijing Huanju Shidai is determined by various factors, including the expenses Beijing Huanju Shidai incurs for providing such services and Guangzhou Huaduo’s revenues. The term of this agreement will expire in 2028 and may be extended with Beijing Huanju Shidai’s written confirmation prior to the expiration date. Beijing Huanju Shidai is entitled to terminate the agreement at any time by providing 30 days’ prior written notice to Guangzhou Huaduo.

•	Exclusive Business Cooperation Agreement

Under the exclusive business cooperation agreement between Beijing Huanju Shidai and Guangzhou Huaduo, Beijing Huanju Shidai has the exclusive right to provide to Guangzhou Huaduo technology support, business support and consulting services related to the services provided by Guangzhou Huaduo, the scope of which is to be determined by Beijing Huanju Shidai from time to time. Beijing Huanju Shidai owns the exclusive intellectual property rights created as a result of the performance of this agreement. The service fee payable by Guangzhou Huaduo to Beijing Huanju Shidai is a certain percentage of its earnings. The term of this agreement will expire in 2039 and may be extended with Beijing Huanju Shidai’s written confirmation prior to the expiration date. Beijing Huanju Shidai is entitled to terminate the agreement at any time by providing 30 days’ prior written notice to Guangzhou Huaduo.

•	Exclusive Option Agreement

The parties to the exclusive option agreement are Beijing Huanju Shidai, Guangzhou Huaduo and each of the nominee shareholders of Guangzhou Huaduo. Under the exclusive option agreement, each of the nominee shareholders of Guangzhou Huaduo irrevocably granted Beijing Huanju Shidai or its designated representative(s) an exclusive option to purchase, to the extent permitted under PRC law, all or part of his or its equity interests in Guangzhou Huaduo. Beijing Huanju Shidai or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without Beijing Huanju Shidai’s prior written consent, Guangzhou Huaduo’s nominee shareholders shall not sell, transfer, mortgage or otherwise dispose their equity interests in Guangzhou Huaduo. The term of this agreement is ten years and may be extended at Beijing Huanju Shidai’s sole discretion.

•	Power of Attorney

Pursuant to the irrevocable power of attorney executed by each nominee shareholder of Guangzhou Huaduo, each such nominee shareholder appointed Beijing Huanju Shidai as its attorney-in-fact to exercise such shareholders’ rights in Guangzhou Huaduo, including, without limitation, the power to vote on its behalf on all matters of Guangzhou Huaduo requiring shareholder approval under PRC laws and regulations and the articles of association of Guangzhou Huaduo. Each power of attorney will remain in force until the shareholder ceases to hold any equity interest in Guangzhou Huaduo.

•	Share Pledge Agreement

Pursuant to the share pledge agreement between Beijing Huanju Shidai and the nominee shareholders of Guangzhou Huaduo, the nominee shareholders of Guangzhou Huaduo have pledged all of their equity interests in Guangzhou Huaduo to Beijing Huanju Shidai to guarantee the performance by Guangzhou Huaduo and its nominee shareholders’ performance of their respective obligations under the exclusive business cooperation agreement, exclusive option agreement, exclusive technology support and technology services agreement and powers of attorney. If Guangzhou Huaduo and/or its nominee shareholders breach their contractual obligations under those agreements, Beijing Huanju Shidai, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests.

VIE agreements amongst Huya Technology, Guangzhou Huya and its nominee shareholders

In connection with the Reorganization completed on July 10, 2017, similar contractual arrangements have been entered into among the Company’s wholly owned subsidiary, Huya Technology, and Guangzhou Huya and its nominee shareholders. The Company obtained control over Guangzhou Huya through Huya Technology, which is a wholly owned subsidiary of the Company, by entering into a series of contractual arrangements with Guangzhou Huya and its nominee shareholders. To comply with PRC laws and regulations which prohibit or restrict foreign ownership of internet content, the nominee shareholders are legal owners of an entity. However, the rights of those nominee shareholders have been transferred to Huya Technology through such contractual arrangements. These contractual arrangements include exclusive purchase option agreements, exclusive business cooperation agreements, equity pledge agreements and powers of attorney. These contractual arrangements can be extended at the option of Huya Technology, prior to the expiration date. Management concluded that Huya Technology, through the contractual arrangements, has the power to direct the activities that most significantly impact Guangzhou Huya’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of Guangzhou Huya, and therefore Guangzhou Huya is a VIE of Huya Technology, of which the Company is the ultimate primary beneficiary. Accordingly, the Company consolidates Guangzhou Huya’s results of operations, assets and liabilities in the Group’s consolidated financial statements pursuant to U.S. GAAP since the establishment of Guangzhou Huya. Refer to Note 2(b) to the consolidated financial statements for the principles of consolidation.

The following is a summary of the contractual arrangements entered among Huya Technology, Guangzhou Huya and its nominee shareholders.

•	Exclusive Business Cooperation Agreement

Huya Technology and Guangzhou Huya entered into exclusive business cooperation agreement under which Guangzhou Huya engages Huya Technology as its exclusive provider of technology support, business support and consulting services. Guangzhou Huya shall pay to Huya Technology service fees, which is determined by Huya Technology at its sole discretion. Huya Technology shall have exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual properties arising from the performance of the agreement. During the term of the agreement, Guangzhou Huya shall not accept any consultations and/or services provided by any third party and shall not cooperate with any third party for the provision of identical or similar services without prior consent of Huya Technology. The term of this agreement is ten years and will be extended for ten years automatically after expiration, unless otherwise agreed by both parties in a written agreement. Huya Technology is entitled to terminate the agreement at any time by providing 30 days’ prior written notice to Guangzhou Huya. The service fees that the Company’s WFOE charged to the VIE amounted to nil, RMB8,547, and RMB420,165, respectively, for the fiscal years ended December 31, 2016, 2017 and 2018, respectively.

•	Exclusive Purchase Option Agreement

Under the exclusive purchase option agreement, the nominee shareholders of Guangzhou Huya have granted Huya Technology or its designated representative(s) irrevocably an exclusive option to purchase, to the extent permitted under PRC law, all or part of their equity interests in Guangzhou Huya at the lowest price permitted by the laws of the PRC applicable at the time of exercise. Huya Technology or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without Huya Technology’s prior written consent, the nominee shareholders shall not sell, transfer, mortgage or otherwise dispose their equity interests in Guangzhou Huya. The term of this agreement is ten years and may be extended for another ten years at Huya Technology’s sole discretion. Huya Technology is entitled to terminate the agreement at any time by providing 30 days’ prior written notice to Guangzhou Huya.

•	Equity Pledge Agreement

Pursuant to the equity pledge agreement, the nominee shareholders of Guangzhou Huya have pledged all of their equity interests in Guangzhou Huya to Huya Technology to guarantee the performance by Guangzhou Huya and its nominee shareholders’ performance of their respective obligations under the exclusive business cooperation agreement, exclusive purchase option agreement, and powers of attorney. The nominee shareholders shall not transfer or assign the equity interests, the rights and obligations in the equity pledge agreement or create or permit to create any pledges which may have an adverse effect on the rights or benefits of Huya Technology without Huya Technology’s written consent. If Guangzhou Huya and/or its nominee shareholders breach their contractual obligations under those agreements, Huya Technology, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests.

•	Power of Attorney

Pursuant to the irrevocable power of attorney, Huya Technology is authorized by each of the nominee shareholders as its attorney-in-fact to exercise such nominee shareholders’ rights in Guangzhou Huya, including, without limitation, the power to vote on its behalf on all matters of Guangzhou Huya requiring nominee shareholder approval under PRC laws and regulations and the articles of association of Guangzhou Huya and rights to information relating to all business aspects of Guangzhou Huya. The term of this agreement is ten years from the execution date of this agreement and will be automatically extended for one more year indefinitely. Huya Technology has sole discretion to terminate the agreement at any time by providing 30 days’ prior written notice to Guangzhou Huya.

Risks in relation to the VIE structure

Upon completion of the Reorganization on July 10, 2017, a significant part of the Group’s business has been conducted through Guangzhou Huya, or the VIE of Huya. The Company has become the primary beneficiary of Guangzhou Huya through contractual arrangements. In the opinion of management, the contractual arrangements with the VIE and the nominee shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIE were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements. In March 2019, the National People’s Congress enacted PRC Foreign Investment Law which would be effective starting from January 1, 2020. The Foreign Investment Law does not explicitly classify contractual arrangements as a form of foreign investment, but it contains a catch-all provision under the definition of “foreign investment”, which includes investments made by foreign investors through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. Existing laws or administrative regulations remain unclear whether the contractual arrangements with variable interest entities will be deemed to be in violation of the market access requirements for foreign investment under the PRC laws and regulations. However, the possibility that such entities will be deemed as foreign invested enterprise and subject to relevant restrictions in the future shall not be excluded. If variable interest entities fall within the definition of foreign investment entities, the Group’s ability to use the contractual arrangements with its VIE and the Group’s ability to conduct business through the VIE could be severely limited. The Group’s ability to control the VIE also depends on the power of attorney that the wholly owned subsidiary of the Group has to vote on all matters requiring shareholder approval in the VIE. As noted above, the Group believes these power of attorney are legally enforceable but may not be as effective as direct equity ownership. In addition, if the Group’s corporate structure and the contractual arrangements with the VIE through which the Group conducts its business in the PRC were found to be in violation of any existing or future PRC laws and regulations, the Group’s relevant PRC regulatory authorities could:

•	revoke or refuse to grant or renew the Group’s business and operating licenses;

•	restrict or prohibit related party transactions between the wholly owned subsidiary of the Group and the VIE;

•	impose fines, confiscate income or other requirements which the Group may find difficult or impossible to comply with;

•	require the Group to alter, discontinue or restrict its operations;

•	restrict or prohibit the Group’s ability to finance its operations, and;

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or control the VIE, which may result in deconsolidation of the VIE in the Group’s consolidated financial statements. In the opinion of management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group’s operations depend on the VIE to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. The management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIE or the nominee shareholders of the VIE fail to perform their obligations under those arrangements.

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs taken as a whole, including the Predecessor Operations, which were included in the Group’s consolidated balance sheets and consolidated statements of comprehensive loss. Transactions between the VIEs and the Group’s subsidiaries are eliminated in the financial information presented below:

	As of December 31,	As of December 31,
	2017	2018
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	399,945	668,531
Short-term deposits	150,000	100,000
Short-term investments	—	300,162
Accounts receivable, net	29,207	43,469
Amounts due from related parties	111,552	237,112
Prepayments and other current assets	62,547	195,381

Total current assets	753,251	1,544,655

Non-current assets
Deferred tax assets	—	30,945
Investments	10,299	219,827
Property and equipment, net	32,315	85,550
Intangible assets, net	5,620	51,979
Prepayments and other non-current assets	2,000	115,689

Total non-current assets	50,234	503,990

Total assets	803,485	2,048,645

Liabilities
Current liabilities
Accounts payable	5,796	9,221
Deferred revenue	243,419	469,378
Advances from customers	3,962	14,403
Accrued liabilities and other current liabilities	407,849	786,612
Amounts due to related parties	8,242	31,722

Total current liabilities	669,268	1,311,336

Non-current liabilities
Deferred revenue	45,024	80,734

Total non-current liabilities	45,024	80,734

Total liabilities	714,292	1,392,070

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenues	796,904	2,177,587	4,659,245
Net (loss) income	(580,639)	(74,390)	406,803

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net cash (used in) provided by operating activities	(375,463)	237,654	601,022
Net cash used in investing activities	(96,135)	(110,809)	(516,902)
Net cash provided by (used in) financing activities	522,773	266,913	(3,647)